Income Taxes	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Income Taxes
25.
Income taxes

The following table reconciles the expected income tax expense (recovery) at the Canadian federal and provincial statutory income tax rates to the amounts recognized in profit and loss for the years ended December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
Loss before taxes	(105,609)	(172,016)
Statutory income tax rates	23.0%	23.0%
Expected income tax recovery	(24,290)	(39,564)
Non-deductible costs	3,059	4,954
Non-controlling interest	—	1,118
Non-deductible portion of capital losses	67	1,107
Deferred adjustments	18,404	—
Other	—	(2,937)
Deferred tax benefits not recognized	(6,645)	35,322
Income tax (recovery) expense	(9,405)	—

Details of the deferred tax assets (liabilities) are as follows:

	December 31, 2024	December 31, 2023
Deferred tax assets (liabilities):
Property, plant and equipment	—	(4,148)
Inventory	—	29,835
Biological assets	—	(8,093)
Net investment in subleases	(4,183)	(4,914)
Intangible assets	(14,099)	(16,230)
Lease liabilities	18,324	465
Marketable securities	—	3,159
Fair value of derivatives	(42)	(83)
Equity-accounted investee	—	9
Net deferred tax asset (liability)	—	—

Deferred tax assets have not been recognized for the following deductible temporary differences:

	December 31, 2024	December 31, 2023
Unrecognized deductible temporary differences:
Property, plant and equipment	39,179	—
Intangible assets	—	183
Share issue costs	21,470	24,691
Investments	4,196	18,748
Lease liabilities	75,217	165,252
Financial obligations and other	3,917	3,917
Inventory and biological assets	37,400	—
Non-capital losses & scientific research and experimental development	912,200	986,422
Capital losses and equity-accounted investees	119,078	—
Unrecognized deductible temporary differences	1,212,657	1,199,213

The movement in deferred income tax liability is as follows:

	December 31, 2024	December 31, 2023
Balance, beginning of year	—	—
Recognized in profit and loss	(9,405)	—
Recognized in other comprehensive income	9,405	—
Balance, end of year	—	—

The Company has $912.0 million (December 31, 2023 — $985.0 million) of non-capital losses available for future periods that will expire prior to 2035-2044.